JPMORGAN INSURANCE TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
May 5, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Insurance Trust (the “Trust”), on behalf of
the Portfolios listed in Appendix A (the “Portfolios”)
File No. 33-66080 and 811-7874
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Portfolios listed in Appendix A do not differ from the Prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 62 (Amendment No. 63 under the Investment Company Act of 1940) filed electronically on April 16, 2020.
Please contact the undersigned at (212) 648-0152 if you have any questions concerning this filing.
Very truly yours,
/s/ Anthony Geron

Anthony Geron
Assistant Secretary

APPENDIX A
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Global Allocation Portfolio
JPMorgan Insurance Trust Income Builder Portfolio
JPMorgan Insurance Trust Mid Cap Value Portfolio
JPMorgan Insurance Trust Small Cap Core Portfolio
JPMorgan Insurance Trust U.S. Equity Portfolio